Derivative Financial Instruments (Details) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2012 JPY (¥)	Dec. 31, 2012 NOK	Dec. 31, 2012 SEK	Dec. 31, 2012 SGD	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Cash Flow Hedging [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Cash Flow Hedging [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Expense [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Expense [Member] USD ($)	Dec. 31, 2012 Designated as Hedging Instrument [Member] Accrued Expenses And Other Current Liabilities [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2011 Designated as Hedging Instrument [Member] Accrued Expenses And Other Current Liabilities [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2012 Designated as Hedging Instrument [Member] Other Noncurrent Liabilities [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2011 Designated as Hedging Instrument [Member] Other Noncurrent Liabilities [Member] Interest Rate Swap [Member] USD ($)
Interest Rate Risk [Abstract]
Term of interest rate swap (in years)	P4Y	P4Y	P4Y	P4Y	P4Y	P4Y
LIBOR-based interest rate	LIBOR-based interest rate to 1.25%	LIBOR-based interest rate to 1.25%	LIBOR-based interest rate to 1.25%	LIBOR-based interest rate to 1.25%	LIBOR-based interest rate to 1.25%	LIBOR-based interest rate to 1.25%
Variable interest rate (in hundredths)	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Senior credit facility balance covered under interest rate swap contracts	$ 250,000
Foreign currency denomination notional amount [Abstract]
Japanese Yen			99.8
Swedish Krona					15.9
Norwegian Krone				3.9
Australian Dollar		2.1
Singapore Dollar						0.3
United States Dollar	8.2
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	3.9						3.5					2.3	1.5	2.0	1.1
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain/(loss) recognized in AOCI on derivative (effective portion)								(1.7)	(1.2)
Amount of gain/(loss) reclassified from AOCI into income (effective portion)										(3.2)	(1.5)
Amount of gain/(loss) recognized in income on derivative (ineffective portion)										$ 0	$ 0